Document And Entity Information	Aug. 15, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2019
Entity Registrant Name	INSIGHT ENTERPRISES INC
Entity Central Index Key	0000932696
Entity Emerging Growth Company	false
Entity File Number	0-25092
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-0766246
Entity Address, Address Line One	6820 South Harl Avenue
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85283
City Area Code	480
Local Phone Number	333-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	NSIT
Security Exchange Name	NASDAQ